CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018 - USD ($) $ in Thousands		Total		Issued capital	Additional paid-in capital	Retained earnings	Foreign currency translation reserve	Investment revaluation reserve and cash flow hedge reserve	Attributable to owners of the Parent	Non- controlling interests
Number of shares issued at beginning of period (in shares) at Dec. 31, 2017	[1]	35,226,764
Balance at beginning of the year at Dec. 31, 2017		$ 263,364		$ 42,271	$ 86,728	$ 135,658	$ (1,226)	$ (27)	$ 263,404	$ (40)
Issuance of shares under share-based compensation plan (see note 29.1) (in shares)	[1]	674,901
Issuance of shares under share-based compensation plan (see note 29.1)		$ 9,085		810	8,275				9,085
Issuance of shares under subscription agreement (see note 29.1) (in shares)	[1]	63,997
Issuance of shares under subscription agreement (see note 29.1)		$ 3,217		77	3,140				3,217
Share-based compensation plan (see note 24)		11,537			11,537				11,537
Other comprehensive income (loss) for the year		(883)					(871)	(12)	(883)
Acquisition of non-controlling interest (see note 25.2)		0			(121)				(121)	121
Net income for the year		$ 51,596	[2]			51,677			51,677	(81)
Number of shares issued at end of period (in shares) at Dec. 31, 2018	[1]	35,965,662
Balance at end of the year (Adjustment on initial application of IFRS 16) at Dec. 31, 2018		$ (1,972)				(1,972)
Balance at end of the year at Dec. 31, 2018		$ 337,916		43,158	109,559	187,335	(2,097)	(39)	337,916	$ 0
Issuance of shares under share-based compensation plan (see note 29.1) (in shares)	[1]	899,100
Issuance of shares under share-based compensation plan (see note 29.1)		$ 22,554		1,079	21,475
Issuance of shares under subscription agreement (see note 29.1) (in shares)	[1]	98,857
Issuance of shares under subscription agreement (see note 29.1)		$ 7,770		119	7,651
Share-based compensation plan (see note 24)		18,852			18,852
Other comprehensive income (loss) for the year		(421)					(400)	(21)
Net income for the year		$ 54,015	[2]			54,015
Number of shares issued at end of period (in shares) at Dec. 31, 2019	[1]	36,963,619
Balance at end of the year at Dec. 31, 2019		$ 438,714		44,356	157,537	239,378	(2,497)	(60)	438,714
Issuance of shares under share-based compensation plan (see note 29.1) (in shares)	[1]	394,319
Issuance of shares under share-based compensation plan (see note 29.1)				473	18,357				18,830
Issuance of shares under subscription agreement (see note 29.1) (in shares)	[1]	226,850
Issuance of shares under subscription agreement (see note 29.1)				272	46,026				46,298
Common shares issued pursuant to the June 2020 public offering (see note 29.2) (in shares)	[1]	2,300,000
Common shares issued pursuant to the June 2020 public offering (see note 29.2)				2,760	298,120				300,880
Share-based compensation plan (see note 24)					21,117				21,117
Other comprehensive income (loss) for the year							(398)	281	(117)
Net income for the year		$ 54,217				54,217			54,217
Number of shares issued at end of period (in shares) at Dec. 31, 2020	[1]	39,884,788
Balance at end of the year at Dec. 31, 2020		$ 879,939		$ 47,861	$ 541,157	$ 293,595	$ (2,895)	$ 221	$ 879,939

[1]	All shares are issued, authorized and fully paid. Each share is issued at a nominal value of $1.20 per share and entitles to one vote.
[2]	As of December 31, 2019 and 2018, some changes in the presentation of the financial results were included (see note 2.2.1).